PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Prepaid Expenses And Other Current Assets Abstract
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

	June 30,	December 31,
	2025	2024

Receivable from the German authorities (*)	393	350
Income tax receivable	1,475	2,123
Interest from bank deposits	582	459
Value Added Tax (VAT) receivable	515	404
Prepaid uniforms	883	814
Prepaid insurance	968	576
Prepaid licenses and training	693	685
Prepaid rent	573	412
Derivative assets - foreign currency contracts	775	5
Other	2,725	1,861
	$9,582	$7,689

1.
In Germany, the employees are eligible for payroll support. The Company paid its German employees their full salary and subsequently, the Company is reimbursed by the German government for the payroll support amount.